UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)
Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Real Estate Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2007

John Hancock
Real Estate Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 98.61%		$72,987,787
(Cost $49,574,814)

Airport Services 1.16%		861,454

Macquarie Infrastructure Company LLC (L)	21,650	861,454

Application Software 1.36%		1,006,837

MacDonald, Dettwiler and Associates Ltd. (Canada) (F)(I)	22,500	1,006,837

Casinos & Gaming 1.79%		1,326,000

Melco PBL Entertainment (Macau) Ltd., ADR (Hong Kong) (F)(I)	100,000	1,326,000

Coal & Consumable Fuels 1.72%		1,274,019

Natural Resource Partners LP	11,332	422,684
Natural Resource Partners LP	22,666	851,335

Diversified Capital Markets 0.51%		376,200

HFF, Inc. (Class A) (I)	30,000	376,200

Diversified REITs 9.93%		7,350,001

Allco Commerical Real Estate Investment Trust (Singapore) (F)(I)	3,440,000	2,494,908
British Land Co., Plc (United Kingdom) (C)	30,000	748,274
CapLease, Inc.	47,000	435,690
Vornado Realty Trust	34,300	3,671,129

Highways & Railtracks 1.85%		1,371,159

Road King Infrastructure Ltd. (Hong Kong) (F)	650,000	1,371,159

Hotels, Resorts & Cruise Lines 2.38%		1,762,880

Starwood Hotels & Resorts Worldwide, Inc.	28,000	1,762,880

Industrial Conglomerates 0.79%		587,136

China Everbright International Ltd. (Hong Kong) (F)	1,500,000	587,136

Industrial REITs 7.48%		5,533,220

AMB Property Corp.	29,000	1,545,120
DCT Industrial Trust, Inc.	76,000	744,800
ProLogis Co.	57,000	3,243,300

Marine 1.69%		1,247,060

Alexander & Baldwin, Inc.	23,000	1,247,060

Mortgage REITs 0.72%		532,200

Quadra Realty Trust, Inc. (L)	60,000	532,200

John Hancock
Real Estate Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Office REITs 15.14%		11,204,602

Alexandria Real Estate Equities, Inc.	17,000	1,464,210
Boston Properties, Inc.	30,000	2,834,700
Digital Realty Trust, Inc.	25,000	828,750
Douglas Emmett, Inc.	60,000	1,383,600
Kilroy Realty Corp.	12,500	805,376
Mack-Cali Realty Corp.	12,500	482,500
Maguire Properties, Inc.	35,000	1,001,350
SL Green Realty Corp.	19,800	2,404,116

Oil & Gas Exploration & Production 0.81%		600,421

ARC Energy Trust (Canada) (F)	30,000	600,421

Real Estate Management & Development 15.73%		11,641,237

Brookfield Properties Corp. (Canada) (F)	51,375	1,161,075
CB Richard Ellis Group, Inc. (I)	20,000	698,400
Eurocastle Investment Ltd. (Guernsey Channel Islands) (C)	23,000	957,334
Hongkong Land Holdings Ltd. (Bermuda) (F)	600,000	2,532,760
IVG Immobilien AG (Germany) (C)	35,000	1,278,457
Shenzhen Investment Ltd. (Hong Kong) (F)	4,300,000	3,675,289
Tejon Ranch Co. (I)(L)	16,000	634,720
Ticon Industrial Connection Public Co., Ltd. (Thailand) (F)	1,100,000	703,202

Residential REITs 18.51%		13,698,035

Apartment Investment & Management Co. (Class A)	23,000	971,750
Archstone-Smith Trust	63,502	3,645,650
Avalonbay Communities, Inc.	22,000	2,375,340
BRE Properties, Inc. (Class A)	20,000	1,010,600
Equity Residential	72,500	2,886,225
Essex Property Trust, Inc.	13,000	1,398,540
Home Properties, Inc.	12,000	555,600
UDR, Inc.	37,000	854,330

Retail REITs 10.56%		7,818,756

General Growth Properties, Inc.	45,130	2,165,337
Kimco Realty Corp.	53,000	1,978,490
Simon Property Group, Inc.	42,470	3,674,929

Specialized REITs 6.48%		4,796,570

Ashford Hospitality Trust	50,000	511,000
DiamondRock Hospitality Co.	30,000	505,200
Host Hotels & Resorts, Inc.	122,510	2,587,411
LaSalle Hotel Properties	15,000	600,450
Regal Real Estate Investment Trust (Hong Kong) (F)(I)	1,885,010	592,509

John Hancock
Real Estate Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

	Par value
Issuer, description	($000)	Value
Short-term investments 3.23%		$2,393,623

(Cost $2,393,623)

Joint Repurchase Agreement 1.43%		1,062,000

Joint Repurchase Agreement with Bank of America Corp. dated 07-31-2007 at 5.120% to be repurchased at $1,062,151 on 08-01-2007,
collateralized by $893,398 U.S. Treasury Bond, 7.500% due 11-15-2016
(valued at $1,083,240, including interest)	1,062	1,062,000

	Shares

Cash Equivalents 1.80%		1,331,623

John Hancock Cash Investment Trust (T)(W)	1,331,623	1,331,623

Total investments (Cost $51,968,437) 101.84%		$75,381,410

Other assets and liabilities, net (1.84%)		($1,362,124)

Total net assets 100.00%		$74,019,286

John Hancock
Real Estate Fund
Notes to Schedule of Investments
July 31, 2007 (unaudited)

ADR American Depositary Receipt

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on July 31, 2007, including short-term investments, was $51,968,437. Gross unrealized appreciation and depreciation of investments aggregated $25,672,587 and $2,259,614, respectively, resulting in net unrealized appreciation of $23,412,973.

Notes to Schedule of Investments - Page 1

Notes to Schedule of Investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies.  The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331Ú3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

Notes to Schedule of Investments – Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Real Estate Fund.

050Q3 7/07
9/07

John Hancock

MUTUAL FUNDS

John Hancock Multi Cap Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2007

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 96.76%		$13,131,762
(Cost $9,660,015)

Apparel, Accessories & Luxury Goods 1.21%		163,656

Coach, Inc. (I)	3,600	163,656

Apparel Retail 3.62%		491,651

Chico's FAS, Inc. (I)	4,400	85,184
Guess?, Inc.	4,700	223,203
Jos. A. Bank Clothiers, Inc. (I)(L)	5,312	183,264

Application Software 8.81%		1,195,140

Amdocs Ltd. (Channel Islands) (I)	6,000	217,140
BEA Systems, Inc. (I)	14,950	185,081
Cadence Design Systems, Inc. (I)	14,350	307,090
Epicor Software Corp. (I)	9,350	122,111
Mentor Graphics Corp. (I)	23,300	279,833
OpenTV Corp. (Class A) (I)	44,150	83,885

Asset Management & Custody Banks 3.70%		502,151

Affiliated Managers Group, Inc. (I)(L)	2,700	305,100
Ameriprise Financial, Inc.	420	25,313
SEI Investments Co.	6,300	171,738

Auto Parts & Equipment 1.46%		198,835

BorgWarner, Inc.	2,300	198,835

Biotechnology 2.10%		284,822

Amgen, Inc. (I)	5,300	284,822

Communications Equipment 6.58%		893,648

Finisar Corp. (I)(L)	7,750	28,133
InterDigital, Inc. (I)	9,550	266,923
Nokia Corp., ADR (Finland) (F)	12,882	368,940
Sonus Networks, Inc. (I)	6,700	45,828
Tekelec (I)	14,350	183,824

Computer Hardware 2.62%		355,171

Apple Computer, Inc. (I)	1,100	144,936
International Business Machines Corp.	1,900	210,235

Computer Storage & Peripherals 0.76%		103,096

Brocade Communications Systems, Inc. (I)	13,300	93,632
LaserCard Corp. (I)(L)	790	9,464

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Construction & Farm Machinery & Heavy Trucks 3.74%		507,836

Astec Industries, Inc. (I)	3,150	164,336
Oshkosh Truck Corp.	6,000	343,500

Consumer Electronics 1.22%		166,078

Sony Corp., ADR (Japan) (F)	3,149	166,078

Consumer Finance 0.91%		122,934

American Express Co.	2,100	122,934

Diversified Commercial & Professional Services 0.92%		124,950

CoStar Group, Inc. (I)	2,450	124,950

Electrical Components & Equipment 2.65%		359,880

Roper Industries, Inc.	6,000	359,880

Electronic Equipment Manufacturers 1.77%		239,850

LoJack Corp. (I)	11,250	239,850

Health Care Equipment 6.75%		915,677

Advanced Medical Optics, Inc. (I)	3,713	112,244
ArthroCare Corp. (I)	4,050	205,011
Becton, Dickinson & Co.	3,650	278,714
Greatbatch, Inc. (I)	1,950	60,509
Kyphon, Inc. (I)	3,950	259,199

Health Care Supplies 2.44%		331,012

Alcon, Inc. (Switzerland) (F)	2,425	331,012

Homefurnishing Retail 1.53%		208,017

Select Comfort Corp. (I)(L)	13,050	208,017

Hotels, Resorts & Cruise Lines 3.22%		437,197

Ambassadors Group, Inc.	11,300	437,197

Household Products 2.76%		374,253

Procter & Gamble Co. (The)	6,050	374,253

Hypermarkets & Super Centers 1.64%		222,858

Wal-Mart Stores, Inc.	4,850	222,858

Independent Power Producers & Energy Traders 3.15%		427,387

AES Corp. (The) (I)	21,750	427,387

Industrial Machinery 1.18%		160,562

Danaher Corp.	2,150	160,562

Integrated Telecommunication Services 0.12%		16,150

NeuStar, Inc. (Class A) (I)	560	16,150

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Internet Retail 1.17%		158,245

Nutri/System, Inc. (I)	2,840	158,245

Internet Software & Services 4.22%		573,268

Digital River, Inc. (I)	4,200	189,042
SkillSoft Plc, ADR (Ireland) (F)(I)	45,150	384,226

Investment Banking & Brokerage 1.04%		140,752

E*TRADE Financial Corp. (I)	7,600	140,752

Oil & Gas Drilling 1.92%		260,680

Atwood Oceanics, Inc. (I)	3,800	260,680

Oil & Gas Equipment & Services 3.04%		412,965

Grant Prideco, Inc. (I)	1,650	92,565
W-H Energy Services, Inc. (I)	5,000	320,400

Oil & Gas Exploration & Production 1.87%		254,000

Denbury Resources, Inc. (I)	6,350	254,000

Pharmaceuticals 7.60%		1,030,730

Abbott Laboratories	6,050	306,674
Johnson & Johnson	4,350	263,175
Lilly (Eli) & Co.	5,000	270,450
Pfizer, Inc.	8,100	190,431

Publishing 0.96%		129,927

Meredith Corp.	2,300	129,927

Semiconductor Equipment 1.21%		164,198

Applied Materials, Inc.	7,450	164,198

Semiconductors 0.79%		107,892

Advanced Analogic Technologies, Inc. (I)	12,150	107,892

Soft Drinks 3.69%		501,136

Hansen Natural Corp. (I)(L)	5,400	218,970
PepsiCo, Inc.	4,300	282,166

Specialized Consumer Services 1.06%		143,213

Sotheby's Holdings, Inc. (Class A)	3,350	143,213

Systems Software 3.33%		451,945

Macrovision Corp. (I)	5,900	140,302
Microsoft Corp.	10,750	311,643

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuse, description	rate	date	rateing (A)	($000)	Value
Short-term investments 10.77%					$1, 416,1,62

(Cost $1,461,126)

Government U.S. Agency 3.47%					471,000

Federal Home Loan Bank, Discount Note	5.09%	08-01-07	AAA	471	471,000

				Shares
Cash Equivalents 7.30%					990,126

John Hancock Cash Investment Trust (T)(W)				909,162	909,162

Total investments (Cost $11,121,141) 107.53%					$14,592,888

Other assets and liabilities, net (75.3%)					$(1,022,237)

Total net assets 100.00%					$ 31,507,651

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Multi Cap Growth Fund
Notes to Schedule of Investments
July 31, 2007 (unaudited)

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on July 31, 2007, including short-term investments, was $11,121,141. Gross unrealized appreciation and depreciation of investments aggregated $3,854,656 and $382,909, respectively, resulting in net unrealized appreciation of $3,471,747.

Notes to Schedule of Investments - Page 1

Notes to Schedule of Investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Securities lending

The Fund may lend securities in amounts up to 331 3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments – Page 2

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Multi Cap Growth Fund.

100Q3 7/07
9/07

John Hancock

MUTUAL FUNDS

John Hancock Mid Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2007

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 98.75%		$20,553,112
(Cost $20,390,028)

Air Freight & Logistics 1.33%		277,687

UTI Worldwide, Inc. (British Virgin
Islands) (F)	11,050	277,687
Application Software 1.87%		388,600

Salesforce.com Inc (I)	10,000	388,600
Asset Management & Custody Banks 4.00%		832,538

Eaton Vance Corp.	9,925	415,460
SEI Investments Co.	15,300	417,078
Automotive Retail 2.02%		421,371

O'Reilly Automotive, Inc. (I)	12,650	421,371
Biotechnology 1.81%		375,840

PDL BioPharma, Inc. (I)	16,000	375,840
Casinos & Gaming 3.88%		807,660

Bally Technologies, Inc. (I)	14,600	359,160
Penn National Gaming, Inc. (I)	7,800	448,500
Communications Equipment 3.54%		735,798

Comverse Technology, Inc. (I)	15,400	296,758
Harris Corp.	8,000	439,040
Computer & Electronics Retail 2.10%		437,797

GameStop Corp. (Class A) (I)	10,850	437,797
Computer Storage & Peripherals 2.06%		429,040

SanDisk Corp. (I)	8,000	429,040
Construction & Engineering 4.17%		867,448

Chicago Bridge & Iron Co. NV (NY Reg Shares)
(Netherlands) (F)	11,044	448,386
Stantec, Inc. (Canada) (F)(I)	12,950	419,062
Construction & Farm Machinery & Heavy Trucks 3.85%		800,822

Force Protection, Inc. (I)(L)	25,300	397,210
Oshkosh Truck Corp.	7,050	403,612
Data Processing & Outsourced Services 1.89%		392,585

Euronet Worldwide, Inc. (I)	15,450	392,585

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Diversified Commercial & Professional Services 1.79%		372,165

Corrections Corp. of America (I)	12,900	372,165
Electronic Equipment Manufacturers 3.69%		768,859

Daktronics, Inc. (L)	20,150	428,389
FLIR Systems, Inc. (I)	7,800	340,470
Health Care Equipment 10.88%		2,263,653

Cytyc Corp. (I)	10,300	433,630
Gen-Probe, Inc. (I)	7,460	470,055
Hologic, Inc. (I)(L)	8,150	422,170
Kyphon, Inc. (I)	8,200	538,084
ResMed, Inc. (I)	9,300	399,714
Health Care Supplies 1.05%		217,845

Inverness Medical Innovations, Inc. (I)	4,500	217,845
Human Resource & Employment Services 2.01%		418,067

Monster Worldwide, Inc. (I)	10,750	418,067
Industrial Machinery 2.14%		446,472

Middleby Corp. (I)	7,200	446,472
Internet Software & Services 1.97%		410,130

aQuantive, Inc. (I)	6,200	410,130
Life Sciences Tools & Services 1.36%		282,280

Covance, Inc. (I)	4,000	282,280
Oil & Gas Equipment & Services 2.06%		429,408

Superior Energy Services, Inc. (I)	10,650	429,408
Oil & Gas Exploration & Production 5.92%		1,231,452

Quicksilver Resources, Inc. (I)(L)	10,350	435,942
Range Resources Corp.	11,300	419,682
Southwestern Energy Co. (I)	9,250	375,828
Pharmaceuticals 5.65%		1,176,401

Medicis Pharmaceutical Corp. (Class A)	13,350	380,876
Sepracor, Inc. (I)	9,800	275,674
Shire Plc, ADR (United Kingdom) (F)	7,045	519,851
Property & Casualty Insurance 1.89%		394,171

Ambac Financial Group, Inc.	5,870	394,171
Regional Banks 4.08%		848,358

Cullen/Frost Bankers, Inc.	8,375	415,986
UCBH Holdings, Inc.	26,300	432,372

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Restaurants 1.44%					299,749

Cheesecake Factory, Inc. (The) (I)				12,175	299,749
Semiconductor Equipment 6.67%					1,389,116

FormFactor, Inc. (I)				11,000	422,290
Lam Research Corp. (I)				8,250	477,180
Varian Semiconductor Equipment Associates,
Inc. (I)				10,418	489,646
Semiconductors 4.01%					834,835

SiRF Technology Holdings, Inc. (I)(L)				18,550	434,812
Trident Microsystems, Inc. (I)				26,300	400,023
Soft Drinks 1.97%					409,555

Hansen Natural Corp. (I)				10,100	409,555
Specialized Finance 1.73%					360,786

Portfolio Recovery Associates, Inc. (L)				6,905	360,786
Specialty Stores 1.99%					413,824

PetSmart, Inc.				12,800	413,824
Steel 1.91%					398,335

Steel Dynamics, Inc.				9,500	398,335
Trading Companies & Distributors 2.02%					420,465

Finning International, Inc. (Canada) (F)				16,034	420,465

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 12.80%					$2,663,903
(Cost $2,663,903)

Government U.S. Agency 2.55%					530,000

Federal Home Loan Bank, Discount Note	5.09%	08-01-07	AAA	$530	530,000
				Shares
Cash Equivalents 10.25%					2,133,903

John Hancock Cash Investment Trust (T)(W)				2,133,903	2,133,903

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Total investments (Cost $23,053,931) 111.55%	$23,217,015
Other assets and liabilities, net (11.55%)	($2,404,418)
Total net assets 100.00%	$20,812,597

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Mid Cap Equity Fund
Notes to Schedule of Investments
July 31, 2007 (unaudited)

ADR American Depositary Receipt.

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on July 31, 2007, including short-term investments, was $23,053,931. Gross unrealized appreciation and depreciation of investments aggregated $1,477,196 and $1,314,112, respectively, resulting in net unrealized appreciation of $163,084.

Notes to Schedule of Investments - Page 1

Notes to Schedule of Investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Securities lending

The Fund may lend securities in amounts up to 331Ú3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments – Page 2

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

810Q3 7/07
9/07

JohnHancock
MUTUAL FUNDS

John Hancock Technology Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2007

John Hancock
Technology Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 96.43%		$176,611,553
(Cost $160,679,610)

Application Software 2.14%		3,910,875

IONA Technologies Plc, ADR (Ireland) (F)(I)	328,000	1,312,000
Synopsys, Inc. (I)	106,250	2,598,875

Communications Equipment 16.38%		29,996,176

Cisco Systems, Inc. (I)	375,000	10,841,250
Comverse Technology, Inc. (I)	287,800	5,545,906
Corning, Inc. (I)	148,050	3,529,512
Telefonaktiebolaget LM Ericsson, ADR (Sweden)(F)	108,185	4,047,201
Nokia Corp., ADR (Finland)(F)	100,836	2,887,943
PRIMUS Telecommunications Group, Inc. (I)	67,620	60,182
QUALCOMM, Inc.	74,050	3,084,182

Computer & Electronics Retail 1.48%		2,719,990

Best Buy Co., Inc.	61,000	2,719,990

Computer Hardware 13.73%		25,148,106

Apple, Inc. (I)	21,350	2,813,076
Dell, Inc. (I)	239,000	6,684,830
Hewlett-Packard Co.	340,000	15,650,200

Computer Storage & Peripherals 2.64%		4,828,303

Western Digital Corp. (I)	226,150	4,828,303

Data Processing & Outsourced Services 3.02%		5,525,751

Electronic Data Systems Corp.	103,950	2,805,610
Euronet Worldwide, Inc. (I)(L)	107,050	2,720,141

Diversified Banks 0.11%		199,729

First Internet Bancorp (I)	14,369	199,729

Diversified Financial Services 1.63%		2,993,578

ASM International NV (Netherlands) (F)(L)	106,080	2,993,578

Electronic Manufacturing Services 0.08%		152,586

Silicon Genesis Corp. (I)(K)	143,678	152,586

Environmental & Facilities Service 0.55%		1,012,650

Force Protection, Inc. (I)(K)	64,500	1,012,650

Health Care Equipment 0.03%		54,098

SerOptix (I)(K)	491,800	54,098

Household Appliances 1.31%		2,403,966

iRobot Corp. (I)(L)	134,450	2,403,966

John Hancock
Technology Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Human Resource & Employment Services 1.72%			3,150,090

Monster Worldwide, Inc. (I)		81,000	3,150,090

Integrated Telecommunication Services 2.22%			4,059,664

NTELOS Holdings Corp.		151,480	4,059,664

Internet Software & Services 13.69%			25,074,568

eBay, Inc. (I)		125,000	4,050,000
Google, Inc. (Class A) (I)		13,200	6,732,000
Greenfield Online, Inc. (I)		126,250	2,050,300
NDS Group Plc, ADR (United Kingdom) (F)(I)		166,700	7,288,124
United Online, Inc.		186,200	2,629,144
Yahoo!, Inc. (I)		100,000	2,325,000

Investment Banking & Brokerage 2.58%			4,728,640

BancTech, Inc.		591,080	4,728,640

IT Consulting & Other Services 1.15%			2,103,819

Accenture Ltd. (Class A) (Bermuda) (F)		49,900	2,102,287
Gomez, Inc. (I)(K)		328	1,532

Movies & Entertainment 1.49%			2,722,500

Disney (Walt) Co. (The)		82,500	2,722,500

Office Electronics 1.47%			2,687,967

Xerox Corp. (I)		153,950	2,687,967

Semiconductor Equipment 4.47%			8,189,469

Cymer, Inc. (I)		53,600	2,291,400
Mattson Technology, Inc. (I)		403,200	4,015,872
Verigy Ltd. (Singapore) (F)(I)		76,950	1,882,197

Semiconductors 10.62%			19,449,405

Integrated Device Technology, Inc. (I)		128,000	2,082,560
Intel Corp.		351,250	8,296,525
Qimonda AG, ADR (Germany) (F)(I)(L)		176,980	2,619,304
Texas Instruments, Inc.		105,800	3,723,102
Trident Microsystems, Inc. (I)		179,350	2,727,914

Systems Software 8.40%			15,392,473

Microsoft Corp.		331,250	9,602,937
Oracle Corp. (I)		302,800	5,789,536

Technology Distributors 1.97%			3,610,269

Arrow Electronics, Inc. (I)		47,850	1,828,827
Ingram Micro, Inc. (Class A) (I)		88,850	1,781,442

Wireless Telecommunication Services 3.55%			6,496,881

RF Micro Devices, Inc. (I)(L)		936,150	6,496,881
	Credit
Issuer, description	rating (A)	Shares	Value

John Hancock
Technology Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Preferred stocks 0.17%				$305,014

(Cost $1,230,942)

Health Care Equipment 0.15%				275,000

SerOptix, Inc., Ser A (G)(I)(K)		CC-	500,000	125,000
SerOptix, Inc., Ser B (G)(I)(K)		CC-	500,000	150,000

IT Consulting & Other Services 0.02%				30,014

Gomez, Inc. (G)(I)(K)		CC	6,427	30,014

	Interest		Par value
Issuer, description, maturity date	rate (%)		($000)	Value

Short-term investments 10.80%				$19,772,033
(Cost $19,772,033)

Joint Repurchase Agreement 3.74%				6,851,000

Joint Repurchase Agreement with Bank of America Corp. dated 7-31-
2007 at 5.120% to be repurchased at $6,851,974 on 8-1-2007,
collateralized by $5,763,342 U.S. Treasury Bond, 7.500%, due 11-16-
2016 (valued at $6,988,020, including interest)	5.120		6,851	6,851,000
			Shares
Cash Equivalents 7.06%				12,921,033

John Hancock Cash Investment Trust (T)(W)			12,921,033	12,921,033

Total investments (Cost $181,682,585) 107.40%				$196,688,600

Other assets and liabilities, net (7.40%)				($13,551,720)

Total net assets 100.00%				$183,136,880

John Hancock
Technology Fund
Notes to Schedule of Investments
July 31, 2007 (unaudited)

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L) All or a portion of this security is on loan as of July 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on July 31, 2007, including short-term investments, was $181,682,585. Gross unrealized appreciation and depreciation of investments aggregated $27,876,587 and $12,870,572, respectively, resulting in net unrealized appreciation of $15,006,015.

Footnotes to Schedule of Investments - Page 1

John Hancock
Technology Fund
Direct Placement Securities
July 31, 2007 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	July 31, 2007

Force Protection, Inc.
Common stock	12-19-06	$2,608,500	0.55%	$1,012,650
Gomez, Inc.
Common stock	09-10-02	2,177,612	0.00	1,532
Preferred stock	01-23-06	64,275	0.02	30,014
SerOptix, Inc.
Common stock	01-12-98	50	0.03	54,098
Preferred stock, Ser A	01-12-98	500,000	0.07	125,000
Preferred stock, Ser B	04-05-00	666,667	0.08	150,000
Silicon Genesis Corp.
Common stock	09-05-00	2,999,997	0.08	152,586

Direct Placement Securities

Notes to Schedule of Investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 33 1/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

Notes to Schedule of Investments – Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments – Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technology Fund.

830Q3 7/07
9/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: September 14, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 14, 2007